Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 03, 2020	Jul. 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 9,187,800
Shares repurchase, shares	11,200,000	10,300,000	9,500,000
Shares repurchase, value	$ 1,278,000,000.0	$ 1,103,900,000	$ 995,300,000
Weighted average fair value granted under options	$ 22.81	$ 30.14	$ 25.00
Total intrinsic value of options exercised	$ 25,400,000	$ 297,500,000	$ 95,700,000
Weighted average fair value of stock units granted	$ 113.3	$ 101.2	$ 103.5
Total fair value of restricted stock units vested	$ 47,000.0	$ 32,300	$ 35,800
Unrecognized compensation expense	$ 214,000,000.0
Unrecognized compensation expense expected period of recognition (in years)	1 year 11 months 1 day
Options to purchase ordinary shares reserved for issuance	15,800
Share based compensation aggregate amount including options and units aggregate value outstanding	$ 157,600,000
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 122,400,000	$ 101,200,000
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	4,900,000	5,200,000
Options Out Of Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	5,800,000	3,400,000
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 0	$ 0
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter				$ 2,000,000	$ 2,000,000
Authorized amount under share repurchase programs				$ 325,000	$ 325,000
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	7 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	1,200,000
Percentage of salary to purchase Ordinary shares		15.00%
Ordinary shares per employee, maximum		1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date		85.00%
Purchase of Ordinary shares by employees	300,000	300,000	300,000
Average price per share purchased by employees	$ 95.15	$ 87.58	$ 73.47
Compensation expense recognized	$ 8,000.0	$ 6,700	$ 6,700
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	500,000
Number of shares available under ESPP	800,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	1,000,000.0
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	1,400	1,300
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
CHKP Performance Stock Units Psu [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	100